Commitments and Contingencies - Legal proceedings (Details) (USD $)	12 Months Ended			5 Months Ended	1 Months Ended	12 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	May 24, 2012 Leiv Eiriksson - Legal Claim	Jul. 31, 2013 Capricorn Greenland Exploration 1 and Limited Cairn Energy Plc.	Dec. 31, 2013 Capricorn Greenland Exploration 1 and Limited Cairn Energy Plc.	Dec. 31, 2012 Capricorn Greenland Exploration 1 and Limited Cairn Energy Plc.	Dec. 31, 2012 Ocean Rig Corcovado
Legal Matters and Contingencies [Line Items]
Payments for legal settlements				$ 6,100,000
Legal settlements and other, net	6,000,000	4,524,000	0			6,000,000
Proceeds from legal settlements					5,000,000
Insurance recoveries	1,180,250,000	941,903,000	699,649,000					24,600,000
Allowance for doubtful receivables	$ 2,948,000	$ 14,685,000					$ 11,000,000